UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2006



ITEM 1. REPORT TO STOCKHOLDERS.
USAA HIGH-YIELD OPPORTUNITIES FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2006

[LOGO OF USAA]
   USAA(R)

                                 USAA HIGH-YIELD
                                       OPPORTUNITIES Fund

                                 [GRAPHIC OF USAA HIGH-YIELD OPPORTUNITIES FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          7

FINANCIAL INFORMATION

   Portfolio of Investments                                                 12

   Notes to Portfolio of Investments                                        29

   Financial Statements                                                     33

   Notes to Financial Statements                                            36

EXPENSE EXAMPLE                                                             50

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                      WHAT I FIND MOST REVEALING THIS YEAR
[PHOTO OF CHRISTOPHER W. CLAUS]       IS THE WIDENING DIFFERENCE IN OPINION
                                        BETWEEN THE BEARS AND THE BULLS.

                                                        "

                                                                   February 2006
--------------------------------------------------------------------------------

Every new year is the same. In January and February, we see a parade of market pundits who give us predictions about the future, tell us where to invest our money, and assure us that we can all retire early. The truth is that no one knows what will happen or what extraordinary events will affect U.S. economic growth and investor psychology.

What I find most revealing this year is the widening difference in opinion between the bears and the bulls. The divergence is significant, because it means that someone is going to be wrong. And when someone is wrong, the market usually overreacts either upward or downward.

So let's assess the situation: Two-thirds of our economy is supported by consumer spending, but Americans are now spending more than they earn. At some point, this has to end.

Corporate pension plans are being frozen or terminated, and retiree medical benefits are being scaled back. The housing market is cooling, and price increases have slowed. Americans will not be able to pull money out of their houses - at the rate they have been - to support their spending.

We are also paying more for energy. I believe that oil prices will remain near $60 a barrel so long as global demand (especially from China), geopolitical tensions in the Middle East, and the United States' "oil addiction" continue.

Confronted by these challenges, Americans will inevitably need to go on a "spending diet." When they do, the economy will slow, which in turn can have a short-term negative effect on corporate earnings - a key component to valuing markets. Will U.S. businesses take up the slack in spending? Not likely. Corporate leaders may be reluctant to spend aggressively in a shrinking economy and could cut back on spending.

 . . . C O N T I N U E D
========================--------------------------------------------------------

Interest rates will also have a role to play. Since June 2004, the Federal Reserve Board has steadily increased short-term rates, but may be close to stopping. Meanwhile, longer-term rates remain stubbornly low.

In many ways, I suspect 2006 will look a lot like 2005. We could see modest price increases in U.S. stocks, although international stocks may have room to run. Higher short-term interest rates will continue to make money market funds more attractive. Longer-term bond yields are likely to drift higher, which would ultimately improve interest income for patient investors.

All things considered, if you have to work, it makes sense to focus foremost on your best investment - yourself. Work hard, spend less, save and invest more. By doing well on the job, you ensure a paycheck that allows you to save and create wealth for yourself and your family. If you are retired, enjoy yourself, but you should also ensure that you can meet your retirement needs. We would be happy to assist you in reviewing your portfolio.

At USAA Investment Management Company, we appreciate the opportunity to serve your investment needs. Thank you for your business.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]                  MATTHEW FREUND, CFA
                                              USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         The USAA High-Yield Opportunities Fund returned 2.14% for the six-month period ended January 31, 2006. Over the same period, the Fund outperformed the Lipper High Current Yield Bond Funds Index (+2.12%), the Lipper High Current Yield Funds Average (+1.83%), the Citigroup 10-Year U.S. Treasury Index (-0.32%), and the CSFB Global High Yield Index (+1.40%), and underperformed the S&P 500 Index (+4.67%).

         High-yield securities are a unique asset class with characteristics of both stocks and higher-quality bonds. As such, the Fund's long-term total returns should generally fall between these two asset classes (see following graph). This tendency to act differently is not an aberration and can provide long-term investors with a significant diversification advantage.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

         At the beginning of the period, the markets were preoccupied with rising energy costs and the continuing problems of U.S. auto manufacturers and their suppliers. These concerns were forgotten as two hurricanes devastated the Gulf Coast, disrupting the nation's oil

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 9 FOR DEFINITIONS OF THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE, THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX, AND THE CSFB GLOBAL HIGH YIELD INDEX.

         THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

         THE CITIGROUP 10-YEAR U.S. TREASURY INDEX IS A COMPONENT OF THE SALOMON SMITH BARNEY U.S. BROAD INVESTMENT-GRADE (USBIG) BOND INDEX(SM); IT MEASURES THE PERFORMANCE OF THE MOST RECENTLY AUCTIONED TREASURY ISSUES WITH 10 YEARS TO MATURITY. THE USBIG IS AN UNMANAGED, MARKET-CAPITALIZATION-WEIGHTED INDEX AND INCLUDES FIXED-RATE TREASURY, GOVERNMENT-SPONSORED, MORTGAGE, ASSET-BACKED, AND INVESTMENT-GRADE ISSUES WITH A MATURITY OF ONE YEAR OR LONGER AND A MINIMUM AMOUNT OUTSTANDING OF $1 BILLION IN TREASURIES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                            COMPARATIVE RETURNS

                       [CHART OF COMPARATIVE RETURNS]

                                  USAA HIGH-YIELD       CITIGROUP 10-YEAR
               S&P 500 INDEX     OPPORTUNITIES FUND     U.S. TREASURY INDEX
07/31/2005         0.00%               0.00%                  0.00%
08/01/2005         0.10                0.00                  -0.27
08/02/2005         0.81                0.00                  -0.39
08/03/2005         0.90                0.11                  -0.10
08/04/2005         0.16                0.11                  -0.22
08/05/2005        -0.60                0.00                  -0.78
08/08/2005        -0.86               -0.11                  -0.97
08/09/2005        -0.19                0.00                  -0.77
08/10/2005        -0.34                0.00                  -0.75
08/11/2005         0.38                0.11                  -0.25
08/12/2005        -0.22                0.23                   0.30
08/15/2005         0.08                0.23                   0.07
08/16/2005        -1.10                0.23                   0.44
08/17/2005        -1.00                0.23                   0.09
08/18/2005        -1.10                0.46                   0.60
08/19/2005        -1.03                0.46                   0.63
08/22/2005        -0.87                0.57                   0.66
08/23/2005        -1.20                0.57                   0.84
08/24/2005        -1.84                0.80                   0.91
08/25/2005        -1.62                0.80                   1.06
08/26/2005        -2.21                0.91                   0.82
08/29/2005        -1.61                0.80                   1.01
08/30/2005        -1.91                0.80                   1.64
08/31/2005        -0.91                0.91                   2.32
09/01/2005        -0.81                0.91                   2.29
09/02/2005        -1.10                0.91                   2.20
09/05/2005          -                   -                     2.24
09/06/2005         0.15                0.91                   1.80
09/07/2005         0.41                0.80                   1.37
09/08/2005         0.03                0.91                   1.39
09/09/2005         0.83                1.03                   1.52
09/12/2005         0.76                0.91                   1.19
09/13/2005         0.03                1.03                   1.48
09/14/2005        -0.30                1.03                   1.23
09/15/2005        -0.25                0.91                   0.85
09/16/2005         0.58                0.80                   0.47
09/19/2005         0.02                0.68                   0.62
09/20/2005        -0.77                0.45                   0.69
09/21/2005        -1.67                0.22                   1.12
09/22/2005        -1.29                0.11                   1.24
09/23/2005        -1.23                0.11                   0.67
09/26/2005        -1.21                0.11                   0.36
09/27/2005        -1.20                0.00                   0.30
09/28/2005        -1.08                0.03                   0.61
09/29/2005        -0.20                0.03                   0.41
09/30/2005        -0.11               -0.09                   0.13
10/03/2005        -0.28               -0.09                  -0.31
10/04/2005        -1.27               -0.09                  -0.23
10/05/2005        -2.70               -0.20                  -0.08
10/06/2005        -3.10               -0.20                  -0.12
10/07/2005        -2.74               -0.20                  -0.07
10/10/2005        -3.43               -0.20                  -0.03
10/11/2005        -3.63               -0.43                  -0.22
10/12/2005        -4.20               -0.78                  -0.65
10/13/2005        -4.27               -1.12                  -0.91
10/14/2005        -3.48               -1.12                  -1.00
10/17/2005        -3.19               -0.89                  -0.96
10/18/2005        -4.16               -0.78                  -0.89
10/19/2005        -2.72               -0.78                  -0.74
10/20/2005        -4.18               -0.78                  -0.70
10/21/2005        -4.03               -0.55                  -0.14
10/24/2005        -2.42               -0.55                  -0.54
10/25/2005        -2.65               -0.66                  -1.02
10/26/2005        -3.07               -0.89                  -1.63
10/27/2005        -4.07               -0.91                  -1.38
10/28/2005        -2.48               -1.03                  -1.45
10/31/2005        -1.78               -0.91                  -1.36
11/01/2005        -2.12               -0.91                  -1.47
11/02/2005        -1.13               -0.80                  -1.71
11/03/2005        -0.68               -0.80                  -1.95
11/04/2005        -0.66               -0.68                  -2.05
11/07/2005        -0.44               -0.68                  -1.87
11/08/2005        -0.73               -0.57                  -1.27
11/09/2005        -0.56               -0.57                  -1.81
11/10/2005         0.30               -0.57                  -1.26
11/11/2005         0.60               -0.45                  -1.24
11/14/2005         0.53               -0.68                  -1.58
11/15/2005         0.16               -0.68                  -1.24
11/16/2005         0.36               -0.68                  -0.73
11/17/2005         1.30               -0.80                  -0.53
11/18/2005         1.76               -0.57                  -0.89
11/21/2005         2.30               -0.45                  -0.58
11/22/2005         2.82               -0.45                  -0.33
11/23/2005         3.19               -0.34                  -0.73
11/24/2005          -                   -                    -0.72
11/25/2005         3.40               -0.22                  -0.35
11/28/2005         2.54               -0.09                  -0.10
11/29/2005         2.56               -0.21                  -0.68
11/30/2005         1.94               -0.21                  -0.79
12/01/2005         3.18               -0.09                  -1.00
12/02/2005         3.21                0.02                  -0.97
12/05/2005         2.97               -0.09                  -1.28
12/06/2005         3.11                0.02                  -0.72
12/07/2005         2.61                0.02                  -0.89
12/08/2005         2.49                0.14                  -0.46
12/09/2005         2.78                0.14                  -1.02
12/12/2005         2.87                0.14                  -1.08
12/13/2005         3.45                0.26                  -0.94
12/14/2005         3.89                0.37                  -0.30
12/15/2005         3.75                0.37                  -0.39
12/16/2005         3.46                0.49                  -0.23
12/19/2005         2.85                0.49                  -0.16
12/20/2005         2.83                0.49                  -0.31
12/21/2005         3.09                0.49                  -0.46
12/22/2005         3.55                0.61                  -0.04
12/23/2005         3.61                0.72                   0.41
12/27/2005         2.62                0.72                   0.75
12/28/2005         2.77                0.77                   0.48
12/29/2005         2.47                0.77                   0.54
12/30/2005         1.97                0.88                   0.41
01/03/2006         3.65                1.00                   0.57
01/04/2006         4.05                1.12                   0.73
01/05/2006         4.05                1.24                   0.73
01/06/2006         5.06                1.47                   0.57
01/09/2006         5.44                1.59                   0.60
01/10/2006         5.41                1.59                   0.24
01/11/2006         5.79                1.59                   0.00
01/12/2006         5.13                1.59                   0.38
01/13/2006         5.25                1.59                   0.88
01/16/2006          -                   -                     0.92
01/17/2006         4.87                1.59                   1.07
01/18/2006         4.47                1.59                   1.01
01/19/2006         5.05                1.59                   0.73
01/20/2006         3.13                1.59                   0.88
01/23/2006         3.32                1.70                   0.94
01/24/2006         3.57                1.70                   0.69
01/25/2006         3.40                1.82                   0.02
01/26/2006         4.15                1.82                  -0.32
01/27/2006         4.97                1.90                  -0.17
01/30/2006         5.09                2.02                  -0.36
01/31/2006         4.67                2.14                  -0.32

                                [END CHART]

         supplies and temporarily closing a crucial port. Fearing winter shortages, investors drove energy prices higher. Fortunately, to date, the winter has been remarkably mild, which has helped to push energy prices lower.

         The Greenspan-led Federal Reserve Board (the Fed) continued its measured approach, raising the federal funds rate 0.25% at each of its meetings to 4.5% on January 31. Surprisingly, longer-term rates rose very little, which caused the yield curve to flatten significantly. This is an unusual development and sometimes - but not always - has been an indicator of future economic weakness. Why have longer rates stayed low? Some say the Fed, now led by Ben Bernanke, will overdo it and that the economy will soften. Others are quick to credit buying of longer-dated bonds by foreign central banks.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         Your high-yield Fund continued to provide a positive total return, albeit at a slower pace than in the past. While high-yield issues shared in the equity market's post-Katrina enthusiasm, returns were tempered by valuations (the high-yield market did not fall as far as equities immediately after the storms) as well as robust new issuance.

         We continue to believe that investors should be adequately compensated for the risks they take. So we rely on the insights and expertise of our research team to help us position the portfolio in sectors we believe will provide attractive returns and reasonable margins of safety. For most of the period, we were fully invested and adhered to our strategy of selling over-valued holdings in favor of issues with potentially attractive returns relative to their perceived risks.

WHAT IS YOUR OUTLOOK?

         The last 31/2 years have been extraordinary for high-yield securities, but the market may be approaching a crossroads. The inverted yield curve has led many to question the durability of the economic recovery. Although it seems that Americans will have to adapt to permanently higher energy prices, the credit markets appear to think that inflation will be kept under control. We expect the Fed to raise short-term rates at least once or twice more as the new Fed chairman puts his own stamp on monetary policy. If higher rates cause the American consumer to pull back on spending, high-yield issues will not be immune from the impact on the financial markets.

         In the months ahead, investors should expect most of the Fund's return to come from the income provided by the Fund. We believe they should remain disciplined and hold diversified portfolios through all market conditions. We also believe high-yield securities, which have characteristics of both stocks and higher-quality bonds, should remain attractive and could help in these diversification efforts.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA HIGH-YIELD OPPORTUNITIES FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Provide an attractive total return primarily through high current income and secondarily through capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally at least 80% of the Fund's assets will be invested in high-yield securities, including bonds (often referred to as "junk bonds"), convertible securities, or preferred stocks.

--------------------------------------------------------------------------------
                                        1/31/06                    7/31/05
--------------------------------------------------------------------------------
Net Assets                           $393.0 Million             $306.7 Million
Net Asset Value Per Share                $8.67                      $8.79

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
--------------------------------------------------------------------------------

7/31/05 to 1/31/06*          1 YEAR           5 YEARS          SINCE INCEPTION ON 8/02/99
     2.14%                   4.80%             6.89%                    6.99%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA HIGH-YIELD        CSFB GLOBAL HIGH       LIPPER HIGH CURRENT      LIPPER HIGH CURRENT YIELD
               OPPORTUNITIES FUND         YIELD INDEX          YIELD FUNDS AVERAGE           BOND FUNDS INDEX
08/02/99          $10,000.00              $10,000.00               $10,000.00                  $10,000.00
08/31/99           10,088.81                9,911.00                 9,896.01                    9,898.54
09/30/99           10,114.01                9,834.69                 9,842.88                    9,821.40
10/31/99           10,166.71                9,786.50                 9,818.62                    9,793.07
11/30/99           10,396.53                9,919.59                 9,986.26                    9,965.61
12/31/99           10,519.82               10,039.62                10,113.66                   10,085.58
01/31/00           10,516.84                9,999.46                10,068.14                   10,036.01
02/29/00           10,659.16               10,061.46                10,150.58                   10,107.21
03/31/00           10,511.17                9,910.54                 9,991.38                    9,932.23
04/30/00           10,614.37                9,895.67                 9,958.80                    9,888.91
05/31/00           10,513.67                9,737.34                 9,794.66                    9,712.87
06/30/00           10,765.76                9,955.45                 9,994.58                    9,892.66
07/31/00           10,779.59               10,049.04                10,041.76                    9,910.39
08/31/00           10,836.12               10,116.36                10,103.32                    9,962.20
09/30/00           10,736.58               10,023.29                 9,968.47                    9,815.60
10/31/00           10,411.45                9,711.57                 9,655.31                    9,480.12
11/30/00           10,026.74                9,328.93                 9,205.97                    8,950.88
12/31/00           10,313.78                9,516.45                 9,411.70                    9,106.15
01/31/01           11,121.40               10,086.48                 9,996.89                    9,710.33
02/28/01           11,187.28               10,188.35                10,051.32                    9,741.03
03/31/01           10,840.77                9,985.61                 9,786.76                    9,417.86
04/30/01           10,767.02                9,881.76                 9,685.15                    9,294.39
05/31/01           11,026.99               10,079.39                 9,798.80                    9,394.90
06/30/01           10,898.84                9,923.16                 9,564.39                    9,118.24
07/31/01           11,068.34               10,029.34                 9,636.48                    9,171.67
08/31/01           11,189.75               10,169.75                 9,714.94                    9,212.32
09/30/01           10,502.05                9,528.04                 9,096.28                    8,561.83
10/31/01           10,852.31                9,745.28                 9,320.44                    8,757.67
11/30/01           11,248.54               10,060.05                 9,610.18                    9,035.83
12/31/01           11,121.70               10,066.09                 9,585.61                    9,011.42
01/31/02           11,069.25               10,159.70                 9,630.41                    9,033.11
02/28/02           10,756.10               10,087.57                 9,503.83                    8,873.48
03/31/02           11,044.46               10,318.57                 9,693.62                    9,049.10
04/30/02           10,873.54               10,482.64                 9,801.94                    9,143.72
05/31/02           10,780.36               10,445.95                 9,726.60                    9,051.96
06/30/02           10,229.56               10,081.38                 9,250.57                    8,542.32
07/31/02            9,883.93                9,793.06                 8,948.17                    8,262.30
08/31/02           10,085.32                9,920.37                 9,085.68                    8,404.55
09/30/02           10,071.43                9,798.35                 8,951.38                    8,287.61
10/31/02            9,916.19                9,738.58                 8,903.46                    8,235.17
11/30/02           10,486.44               10,253.75                 9,383.75                    8,709.89
12/31/02           10,603.70               10,378.84                 9,474.84                    8,794.52
01/31/03           10,859.90               10,661.15                 9,662.51                    8,989.01
02/28/03           10,940.45               10,818.93                 9,790.78                    9,109.47
03/31/03           11,172.03               11,095.90                10,011.59                    9,336.87
04/30/03           11,774.18               11,661.79                10,495.62                    9,795.28
05/31/03           12,003.33               11,830.88                10,612.89                    9,911.78
06/30/03           12,310.53               12,176.34                10,887.51                   10,178.84
07/31/03           12,241.45               12,077.72                10,780.32                   10,100.37
08/31/03           12,381.11               12,212.99                10,913.11                   10,236.00
09/30/03           12,721.72               12,546.40                11,174.98                   10,484.55
10/31/03           12,953.90               12,802.35                11,397.31                   10,719.81
11/30/03           13,109.53               12,977.74                11,541.32                   10,844.01
12/31/03           13,415.73               13,277.53                11,818.95                   11,112.49
01/31/04           13,719.97               13,535.11                12,006.27                   11,290.81
02/29/04           13,681.32               13,541.88                11,978.59                   11,268.73
03/31/04           13,756.48               13,632.61                12,033.69                   11,311.71
04/30/04           13,710.74               13,613.52                11,989.05                   11,286.02
05/31/04           13,506.69               13,398.43                11,812.86                   11,111.62
06/30/04           13,669.35               13,606.10                11,974.37                   11,267.08
07/31/04           13,763.99               13,780.26                12,092.20                   11,356.89
08/31/04           13,993.05               14,004.88                12,294.05                   11,542.23
09/30/04           14,189.15               14,217.75                12,463.50                   11,702.44
10/31/04           14,419.49               14,462.30                12,686.71                   11,910.64
11/30/04           14,601.39               14,645.97                12,842.77                   12,079.70
12/31/04           14,834.21               14,865.66                13,032.12                   12,261.89
01/31/05           14,804.54               14,862.69                13,004.49                   12,231.69
02/28/05           14,988.23               15,058.87                13,189.19                   12,418.61
03/31/05           14,704.38               14,698.97                12,835.29                   12,089.21
04/30/05           14,590.85               14,553.45                12,677.58                   11,947.96
05/31/05           14,742.51               14,732.46                12,874.64                   12,139.42
06/30/05           14,985.29               14,978.49                13,081.37                   12,334.76
07/31/05           15,189.99               15,183.69                13,297.20                   12,526.31
08/31/05           15,328.33               15,262.04                13,356.66                   12,585.82
09/30/05           15,177.03               15,114.61                13,251.43                   12,504.10
10/31/05           15,051.14               14,972.43                13,124.25                   12,401.02
11/30/05           15,158.29               15,075.08                13,249.11                   12,514.01
12/31/05           15,324.31               15,200.88                13,368.31                   12,629.43
01/31/06           15,514.95               15,396.32                13,544.40                   12,792.31

                                   [END CHART]

                 FUND DATA SINCE INCEPTION ON 8/02/99 THROUGH 1/31/06.

                 THE PERFORMANCE OF THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE, THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX, AND THE CSFB GLOBAL HIGH YIELD INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High-Yield Opportunities Fund to the following benchmarks:

                 o The Credit Suisse First Boston (CSFB) Global High Yield
                   Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

                 o The Lipper High Current Yield Funds Average is the average performance level of all high current yield funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------------------------------
                             TOP 10 HOLDINGS*
                            (% of Net Assets)
---------------------------------------------------------------------------
Mississippi Business Finance Corp., RB, Series 1994                    1.9%

Iron Mountain, Inc., Senior Subordinated Notes                         1.8%

Kerr-Mcgee Corp., Secured Notes                                        1.8%

Kansas City Southern de Mexico, S.A. de C.V., Senior Notes             1.7%

Leucadia National Corp., Senior Subordinated Notes                     1.7%

Houghton Mifflin Co., Senior Subordinated Notes                        1.5%

Qwest Communications International, Inc., Senior Notes                 1.3%

United Airlines, Pass-Through Certificates,
  Series 2000-1, Class A-1                                             1.3%

Ahold Lease USA, Inc., Pass-Through Certificates,
  Series 2001, Class A-1                                               1.2%

American Airlines, Inc., Pass-Through Certificates,
  Series 2001-1, Class A-2, EETC                                       1.2%

                 *EXCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                  PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-28.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              SECTOR ASSET ALLOCATION
                     1/31/2006

       [PIE CHART OF SECTOR ASSET ALLOCATION]

Consumer Discretionary                        18.4%
Financials                                    17.0%
Industrials                                   16.0%
Materials                                     11.8%
Energy                                         7.8%
Telecommunication Services                     6.6%
Consumer Staples                               6.5%
Short-Term Investments*                        4.1%
Utilities                                      4.1%
Information Technology                         4.0%
Health Care                                    2.6%
Municipal Obligations                          0.3%

                    [END CHART]

                 *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                  PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (69.6%)

            AEROSPACE & DEFENSE (1.1%)
  $ 2,000   BE Aerospace, Inc., Senior Subordinated Notes, Series B      8.88%      5/01/2011        $  2,105
      500   DRS Technologies, Inc., Senior Notes                         6.63       2/01/2016             504
      500   DRS Technologies, Inc., Senior Subordinated Notes            7.63       2/01/2018             507
    1,250   K & F Acquisition, Inc., Senior Subordinated Notes           7.75      11/15/2014           1,272
                                                                                                     --------
                                                                                                        4,388
                                                                                                     --------
            AGRICULTURAL PRODUCTS (0.5%)
    2,000   Southern States Cooperative, Inc., Senior Notes(a)          10.50      11/01/2010           2,110
                                                                                                     --------
            AIR FREIGHT & LOGISTICS (0.2%)
    1,000   Park Ohio Industries, Inc., Senior Subordinated Notes        8.38      11/15/2014             885
                                                                                                     --------
            APPAREL & ACCESSORIES & LUXURY GOODS (1.2%)
    1,000   Jostens IH Corp., Senior Subordinated Notes                  7.63      10/01/2012           1,005
      624   Kellwood Co., Debentures                                     7.63      10/15/2017             562
      500   Kellwood Co., Senior Notes                                   7.88       7/15/2009             497
    1,000   Levi Strauss & Co., Senior Notes                             9.28(n)    4/01/2012           1,030
      600   Oxford Industries, Inc., Senior Notes                        8.88       6/01/2011             618
    1,000   Quiksilver, Inc., Senior Notes                               6.88       4/15/2015             969
                                                                                                     --------
                                                                                                        4,681
                                                                                                     --------
            AUTO PARTS & EQUIPMENT (0.9%)
      250   Affinia Group, Inc., Senior Subordinated Notes               9.00      11/30/2014             207
    2,000   Lear Corp., Senior Notes, Series B                           8.11       5/15/2009           1,850
      200   Tenneco Automotive, Inc., Senior Subordinated Notes          8.63      11/15/2014             201
    1,000   Tenneco Automotive, Inc., Senior Secured Notes, Series B    10.25       7/15/2013           1,125
                                                                                                     --------
                                                                                                        3,383
                                                                                                     --------
            BROADCASTING & CABLE TV (4.1%)
    2,000   Adelphia Communications Corp., Senior Notes, Series B        9.88       3/01/2007           1,350
    2,500   CCH I, LLC, Senior Secured Notes(a)                         11.00      10/01/2015           2,069
      500   CCO Holdings, LLC, Senior Notes                              8.62(n)   12/15/2010             491
    1,000   CCO Holdings, LLC, Senior Notes, Series B(a)                 8.75      11/15/2013             965

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $ 2,000   Charter Communications Holdings II, Senior Notes            10.25%      9/15/2010        $  1,975
    2,500   Charter Communications Holdings, LLC, Senior Notes           8.63       4/01/2009           1,887
    1,000   Charter Communications, Inc., Senior Unsecured Notes,
               Convertible Bond                                          4.75       6/01/2006             993
      500   Charter Communications, Inc., Senior Notes,
               Convertible Bond(a)                                       5.88      11/16/2009             360
    1,000   Insight Communications, Inc., Senior Discount
               Notes, 12.25%, 2/15/2006                                  9.89(e)    2/15/2011           1,061
    2,000   LIN Television Corp., Senior Subordinated Notes-Class B      6.50       5/15/2013           1,900
    1,500   Mediacom Broadband, LLC, Senior Notes(a)                     8.50      10/15/2015           1,417
      500   Mediacom Broadband, LLC, Senior Notes                       11.00       7/15/2013             540
    1,000   Mediacom, LLC, Senior Notes                                  7.88       2/15/2011             939
                                                                                                     --------
                                                                                                       15,947
                                                                                                     --------
            BUILDING PRODUCTS (0.5%)
    2,000   Nortek, Inc., Senior Subordinated Notes                      8.50       9/01/2014           1,960
                                                                                                     --------
            CASINOS & GAMING (0.3%)
      250   Mohegan Tribal Gaming Auth., Senior Notes                    6.13       2/15/2013             249
    1,000   Mohegan Tribal Gaming Auth., Senior Subordinated Notes       6.88       2/15/2015           1,020
                                                                                                     --------
                                                                                                        1,269
                                                                                                     --------
            CATALOG RETAIL (0.4%)
    1,500   Harry & David Operations Corp., Senior Notes                 9.00       3/01/2013           1,530
                                                                                                     --------
            COAL & CONSUMABLE FUELS (0.3%)
      500   Peabody Energy Corp., Senior Notes(a)                        5.88       4/15/2016             496
      500   Peabody Energy Corp., Senior Notes, Series B                 6.88       3/15/2013             523
                                                                                                     --------
                                                                                                        1,019
                                                                                                     --------
            COMMERCIAL PRINTING (0.3%)
    1,000   Cenveo Corp., Senior Notes                                   9.63       3/15/2012           1,080
                                                                                                     --------
            COMMODITY CHEMICALS (0.3%)
    1,250   Lyondell Chemical Co., Senior Subordinated Notes            10.88       5/01/2009           1,306
                                                                                                     --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.5%)
    3,000   Case Corp., Notes                                            7.25       1/15/2016           2,895
      250   Manitowoc Co., Inc., Senior Notes                            7.13      11/01/2013             259

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $   650   Manitowoc Co., Inc., Senior Subordinated Notes              10.50%      8/01/2012        $    723
    1,000   Navistar International Corp., Senior Notes, Series B         6.25       3/01/2012             940
    1,000   Terex Corp., Senior Subordinated Notes                       7.38       1/15/2014           1,010
    4,000   United Rentals North America, Inc., Senior Notes             6.50       2/15/2012           3,965
    4,000   United Rentals North America, Inc., Senior
               Subordinated Notes                                        7.75      11/15/2013           3,970
                                                                                                     --------
                                                                                                       13,762
                                                                                                     --------
            CONSTRUCTION MATERIALS (1.0%)
    2,000   Mueller Group, Inc., Senior Subordinated Notes              10.00       5/01/2012           2,130
    1,000   Mueller Holdings, Inc., Senior Discount
               Notes, 14.75%, 4/15/2009                                 10.91(e)    4/15/2014             765
    1,000   Panolam Industries International, Inc., Senior
               Subordinated Notes(a)                                    10.75      10/01/2013             947
                                                                                                     --------
                                                                                                        3,842
                                                                                                     --------
            CONSUMER FINANCE (2.0%)
    2,000   Ford Motor Credit Co., Senior Notes                          4.95       1/15/2008           1,846
    3,000   General Motors Acceptance Corp., Notes                       6.13       9/15/2006           2,969
    2,000   General Motors Acceptance Corp., Notes                       6.13       8/28/2007           1,937
    1,000   General Motors Acceptance Corp., Notes                       6.75      12/01/2014             949
                                                                                                     --------
                                                                                                        7,701
                                                                                                     --------
            DATA PROCESSING & OUTSOURCED SERVICES (2.9%)
    7,000   Iron Mountain, Inc., Senior Subordinated Notes               7.75       1/15/2015           7,157
    3,000   SunGard Data Systems, Inc., Senior Notes                     3.75       1/15/2009           2,775
    1,500   SunGard Data Systems, Inc., Senior
               Subordinated Notes(a)                                    10.25       8/15/2015           1,519
                                                                                                     --------
                                                                                                       11,451
                                                                                                     --------
            DISTRIBUTORS (0.2%)
      750   Adesa, Inc., Senior Subordinated Notes                       7.63       6/15/2012             756
                                                                                                     --------
            DIVERSIFIED CHEMICALS (1.0%)
      750   Equistar Chemical Co., Senior Unsecured Notes               10.63       5/01/2011             829
      461   Huntsman ICI Chemicals, LLC, Senior
               Subordinated Notes                                       10.13       7/01/2009             480
    2,500   Huntsman International, LLC, Senior
               Subordinated Notes(a)                                     7.38       1/01/2015           2,512
                                                                                                     --------
                                                                                                        3,821
                                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (2.0%)
  $   500   Brickman Group Ltd., Senior Subordinated
               Notes, Series B                                          11.75%     12/15/2009        $    553
      360   Coinmach Corp., Senior Notes                                 9.00       2/01/2010             376
    1,500   Knowledge Learning Corp., Senior Subordinated Notes(a)       7.75       2/01/2015           1,447
      600   Mac-Gray Corp., Senior Notes                                 7.63       8/15/2015             612
    4,500   Williams Scotsman, Inc., Senior Notes                        8.50      10/01/2015           4,714
                                                                                                     --------
                                                                                                        7,702
                                                                                                     --------
            DRUG RETAIL (0.4%)
    1,500   Rite Aid Corp., Senior Secured Notes                         8.13       5/01/2010           1,541
                                                                                                     --------
            ELECTRIC UTILITIES (0.7%)
      974   FPL Energy National Wind Portfolio, LLC,
               Senior Secured Bonds(a)                                   6.13       3/25/2019             954
      871   FPL Energy Wind Funding, LLC, Notes(a)                       6.88       6/27/2017             865
    1,000   Texas Genco, LLC, Senior Notes(a)                            6.88      12/15/2014           1,086
                                                                                                     --------
                                                                                                        2,905
                                                                                                     --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
      500   UCAR Finance, Inc., Senior Notes                            10.25       2/15/2012             535
                                                                                                     --------
            ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
    1,500   Itron, Inc., Senior Subordinated Notes                       7.75       5/15/2012           1,530
                                                                                                     --------
            ENVIRONMENTAL & FACILITIES SERVICES (1.1%)
    1,000   Allied Waste North America, Inc., Senior Notes, Series B     7.25       3/15/2015           1,018
    1,000   Allied Waste North America, Inc., Senior Notes               7.88       4/15/2013           1,042
    2,000   Allied Waste North America, Inc., Senior Notes, Series B     8.50      12/01/2008           2,112
                                                                                                     --------
                                                                                                        4,172
                                                                                                     --------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
      500   IMC Global, Inc., Debentures                                 6.88       7/15/2007             509
      500   IMC Global, Inc., Senior Notes                              10.88       8/01/2013             578
                                                                                                     --------
                                                                                                        1,087
                                                                                                     --------
            GAS UTILITIES (0.1%)
      500   Southern Star Central Corp., Senior Secured Notes            8.50       8/01/2010             536
                                                                                                     --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            HEALTH CARE EQUIPMENT (0.2%)
  $   500   Fisher Scientific International, Inc., Senior
               Subordinated Notes                                        6.75%      8/15/2014        $    524
      500   Insight Health Services Corp., Senior
               Subordinated Notes, Series B                              9.88      11/01/2011             339
                                                                                                     --------
                                                                                                          863
                                                                                                     --------
            HEALTH CARE FACILITIES (0.9%)
      500   Community Health Systems, Inc., Senior
               Subordinated Notes                                        6.50      12/15/2012             494
    1,000   Select Medical Corp., Senior Subordinated Notes              7.63       2/01/2015             895
    2,000   Tenet Healthcare Corp., Senior Notes                         6.38      12/01/2011           1,810
      500   United Surgical Partners, Inc., Senior
               Subordinated Notes                                       10.00      12/15/2011             536
                                                                                                     --------
                                                                                                        3,735
                                                                                                     --------
            HEALTH CARE SERVICES (1.0%)
      500   Alliance Imaging, Inc., Senior Subordinated Notes            7.25      12/15/2012             413
      750   AMR Holdco, Inc., Senior Subordinated Notes                 10.00       2/15/2015             802
      500   Omnicare, Inc., Senior Subordinated Notes                    6.88      12/15/2015             506
    2,000   Psychiatric Solutions, Inc., Senior Subordinated Notes       7.75       7/15/2015           2,080
                                                                                                     --------
                                                                                                        3,801
                                                                                                     --------
            HOME FURNISHINGS (0.5%)
      500   Interface, Inc., Senior Notes                               10.38       2/01/2010             548
    1,500   Sealy Mattress Co., Senior Subordinated Notes                8.25       6/15/2014           1,556
                                                                                                     --------
                                                                                                        2,104
                                                                                                     --------
            HOMEBUILDING (0.2%)
    1,000   William Lyon Homes, Inc., Senior Secured Notes               7.63      12/15/2012             895
                                                                                                     --------
            HOTELS, RESORTS, & CRUISE LINES (0.4%)
    1,500   Kerzner International Ltd., Senior Subordinated Notes        6.75      10/01/2015           1,464
                                                                                                     --------
            HOUSEHOLD APPLIANCES (0.1%)
      427   Windmere-Durable Holdings, Inc., Senior
               Subordinated Notes                                       10.00       7/31/2008             416
                                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS (0.8%)
  $ 3,650   JohnsonDiversey Holdings Inc., Senior
               Discount Notes, 10.67%, 5/15/2007                         9.10%(e)   5/15/2013        $  3,066
                                                                                                     --------
            HOUSEWARES & SPECIALTIES (0.2%)
    1,000   Ames True Temper Inc., Senior Notes                          8.60(n)    1/15/2012             945
                                                                                                     --------
            INTEGRATED TELECOMMUNICATION SERVICES (3.0%)
    2,500   Hawaiian Telcom Communications, Inc.,
               Senior Notes(a)                                           9.75       5/01/2013           2,481
    1,000   LCI International, Inc., Senior Notes                        7.25       6/15/2007           1,008
    2,000   MCI, Inc., Senior Unsecured Notes                            7.69       5/01/2009           2,070
    5,000   Qwest Communications International, Inc.,
               Senior Notes                                              7.25       2/15/2011           5,075
    1,000   Qwest Communications International, Inc.,
               Senior Notes                                              7.84(n)    2/15/2009           1,018
                                                                                                     --------
                                                                                                       11,652
                                                                                                     --------
            LEISURE FACILITIES (0.3%)
    1,500   Town Sports International Holdings, Inc.,
               Senior Discount Notes, 11.00%, 2/01/2009                 11.00(e)    2/01/2014           1,095
                                                                                                     --------
            LEISURE PRODUCTS (0.2%)
    1,000   Riddell Bell Holdings, Inc., Senior Subordinated Notes       8.38      10/01/2012             943
                                                                                                     --------
            LIFE & HEALTH INSURANCE (0.5%)
    1,000   AAG Holding Co., Inc., Senior Notes                          6.88       6/01/2008           1,025
    1,000   Americo Life, Inc., Senior Notes(a)                          7.88       5/01/2013           1,027
                                                                                                     --------
                                                                                                        2,052
                                                                                                     --------
            MANAGED HEALTH CARE (0.3%)
    1,000   Highmark, Inc., Senior Notes(a)                              6.80       8/15/2013           1,075
                                                                                                     --------

            METAL & GLASS CONTAINERS (1.0%)
      250   AEP Industries, Inc., Senior Unsubordinated Notes            7.88       3/15/2013             245
    1,000   Crown Americas, LLC, Senior Notes(a)                         7.75      11/15/2015           1,040
    2,000   Graham Packaging Co., LP, Senior Notes                       8.50      10/15/2012           2,010
      500   Owens Brockway Glass Container, Inc.,
               Senior Notes                                              6.75      12/01/2014             489
                                                                                                     --------
                                                                                                        3,784
                                                                                                     --------

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            MOVIES & ENTERTAINMENT (1.5%)
  $ 2,000   Carmike Cinemas, Inc., Senior
               Subordinated Notes                                        7.50%      2/15/2014        $  1,870
    2,000   Cinemark, Inc., Senior Discount
               Notes, 9.75%, 3/15/2009                                   8.94(e)    3/15/2014           1,490
    2,250   Lodgenet Entertainment Corp., Senior
               Subordinated Notes                                        9.50       6/15/2013           2,441
                                                                                                     --------
                                                                                                        5,801
                                                                                                     --------
            MULTI-LINE INSURANCE (1.5%)
    2,550   AFC Capital Trust I, Guaranteed Notes, Series B              8.21       2/03/2027           2,687
    1,000   Farmers Exchange Capital, Surplus Notes(a)                   7.05       7/15/2028           1,044
    1,700   Farmers Insurance Exchange, Surplus Notes(a)                 8.63       5/01/2024           2,061
                                                                                                     --------
                                                                                                        5,792
                                                                                                     --------
            MULTI-SECTOR HOLDINGS (1.7%)
    6,250   Leucadia National Corp., Senior
               Subordinated Notes                                        8.65       1/15/2027           6,531
                                                                                                     --------
            MULTI-UTILITIES (3.2%)
    3,000   Mirant Corp., Senior Notes                                   8.30       5/01/2011           3,097
      250   MSW Energy Holdings II, LLC, Senior Secured
               Notes, Series B                                           7.38       9/01/2010             259
      250   MSW Energy Holdings, LLC, Senior Secured
               Notes, Series B                                           8.50       9/01/2010             267
    1,000   NRG Energy, Inc., Senior Notes(c)                            7.38       2/01/2016           1,024
    2,479   NRG Energy, Inc., Second Priority Senior
               Secured Notes                                             8.00      12/15/2013           2,769
    1,500   Reliant Energy, Inc., Senior Secured Notes                   6.75      12/15/2014           1,305
    2,000   Sierra Pacific Resources, Senior Notes                       8.63       3/15/2014           2,195
    1,881   Tenaska Oklahoma, LP, Senior Secured Notes(a)                6.53      12/30/2014           1,849
                                                                                                     --------
                                                                                                       12,765
                                                                                                     --------
            OIL & GAS EQUIPMENT & SERVICES (0.4%)
      750   Dresser, Inc., Senior Notes                                  9.38       4/15/2011             792
      500   Hanover Compressor Co., Subordinated Notes                  10.80(k)    3/31/2007             454
      222   Hanover Equipment Trust, Senior Secured
               Notes, Series 2001A                                       8.50       9/01/2008             231
                                                                                                     --------
                                                                                                        1,477
                                                                                                     --------
            OIL & GAS EXPLORATION & PRODUCTION (3.7%)
      500   Chaparral Energy, Inc., Senior Notes(a)                      8.50      12/01/2015             529
    2,250   Energy Partners Ltd., Senior Unsecured Notes                 8.75       8/01/2010           2,340
    7,000   Kerr-Mcgee Corp., Secured Notes                              7.00      11/01/2011           7,000

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $ 1,000   Pogo Producing Co., Senior Subordinated Notes(a)             6.88%     10/01/2017        $    995
    2,000   Southwestern Energy Co., MTN(d)                              7.63       5/01/2027(l)        2,143
      500   Stone Energy Corp., Senior Subordinated Notes                6.75      12/15/2014             485
    1,000   Whiting Petroleum Corp., Senior Subordinated Notes           7.25       5/01/2013           1,023
                                                                                                     --------
                                                                                                       14,515
                                                                                                     --------
            OIL & GAS REFINING & MARKETING (0.7%)
    1,000   Amerigas Partners, LP, Senior Unsecured Notes,
              Series B                                                   7.25       5/20/2015           1,010
      750   OMI Corp., Senior Notes                                      7.63      12/01/2013             771
    1,000   Pacific Energy Partners, LP, Senior Notes                    7.13       6/15/2014           1,040
                                                                                                     --------
                                                                                                        2,821
                                                                                                     --------
            OIL & GAS STORAGE & TRANSPORTATION (1.9%)
    2,000   El Paso Corp., Senior Debentures(a)                          6.50       6/01/2008           2,030
      500   Overseas Shipholding Group, Inc., Senior Notes               8.25       3/15/2013             539
    2,000   Targa Resources, Inc., Senior Notes(a)                       8.50      11/01/2013           2,090
    2,000   Tennessee Gas Pipeline Co., Debentures                       7.00      10/15/2028           2,045
      500   Transcontinental Gas Pipeline Corp., Senior
               Notes, Series B                                           8.88       7/15/2012             578
                                                                                                     --------
                                                                                                        7,282
                                                                                                     --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
    2,000   ZFS Finance USA Trust II, Bonds(a)                           6.45      12/15/2065           2,025
                                                                                                     --------
            PACKAGED FOODS & MEAT (1.3%)
      500   Del Monte Corp., Senior Subordinated Notes                   6.75       2/15/2015             501
      500   Del Monte Corp., Senior Subordinated Notes                   8.63      12/15/2012             535
    2,000   Michael Foods, Inc., Senior Subordinated Notes               8.00      11/15/2013           2,065
    1,000   Pilgrims Pride Corp., Senior Subordinated Notes              9.25      11/15/2013           1,068
    1,175   Reddy Ice Holdings, Inc., Senior Discount
               Notes, 10.50%, 11/01/2008                                 9.19(e)   11/01/2012             940
                                                                                                     --------
                                                                                                        5,109
                                                                                                     --------
            PAPER PACKAGING (1.7%)
      250   Graphic Packaging Corp., Senior Subordinated Notes           8.63       2/15/2012             251
    4,000   Graphic Packaging International, Inc., Senior Notes          8.50       8/15/2011           4,020
    2,000   Graphic Packaging International, Inc., Senior
               Subordinated Notes                                        9.50       8/15/2013           1,905
      500   Longview Fibre Co., Senior Subordinated Notes               10.00       1/15/2009             527
                                                                                                     --------
                                                                                                        6,703
                                                                                                     --------

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            PAPER PRODUCTS (0.2%)
  $ 1,000   Boise Cascade, LLC, Senior Subordinated Notes                7.13%     10/15/2014        $    933
                                                                                                     --------
            PERSONAL PRODUCTS (0.8%)
    1,100   Chattem, Inc., Senior Subordinated Notes                     7.00       3/01/2014           1,121
      750   Del Laboratories, Inc., Senior Subordinated Notes            8.00       2/01/2012             607
      750   Elizabeth Arden, Inc., Senior Subordinated Notes             7.75       1/15/2014             763
      652   Jafra Cosmetics International, Inc., Senior
               Subordinated Notes                                       10.75       5/15/2011             716
                                                                                                     --------
                                                                                                        3,207
                                                                                                     --------
            PHARMACEUTICALS (0.1%)
      500   Warner Chilcott Corp., Senior Subordinated Notes(a)          8.75       2/01/2015             493
                                                                                                     --------

            PROPERTY & CASUALTY INSURANCE (2.7%)
    2,000   Fidelity National Title Group, Inc., Notes                   7.30       8/15/2011           2,077
    2,000   First American Capital Trust I, Cumulative Trust
               Preferred Securities                                      8.50       4/15/2012           2,169
    1,000   Kingsway America, Inc., Senior Notes                         7.50       2/01/2014           1,024
    2,000   Markel Capital Trust I, Capital Securities, Series B         8.71       1/01/2046           2,121
    1,000   Ohio Casualty Corp., Notes                                   7.30       6/15/2014           1,067
    2,000   Zenith National Insurance Capital Trust,
               Guaranteed Notes(a,d)                                     8.55       8/01/2028           2,040
                                                                                                     --------
                                                                                                       10,498
                                                                                                     --------
            PUBLISHING (3.4%)
    1,700   Advanstar Communications, Inc., Second
              Priority Senior Secured Exchange Notes                    10.75       8/15/2010           1,866
    2,000   American Media Operations, Inc., Senior
              Subordinated Notes, Series B                              10.25       5/01/2009           1,850
    5,500   Houghton Mifflin Co., Senior Subordinated Notes              9.88       2/01/2013           5,995
    1,000   Network Communications, Inc., Senior Notes(a)               10.75      12/01/2013           1,020
    2,000   Penton Media, Inc., Senior Subordinated Notes               10.38       6/15/2011           1,805
    1,000   Primedia, Inc., Senior Notes                                 8.88       5/15/2011             947
                                                                                                     --------
                                                                                                       13,483
                                                                                                     --------
            REAL ESTATE INVESTMENT TRUSTS (0.6%)
    1,000   Host Marriott, LP, Senior Notes                              6.38       3/15/2015             997
      500   Host Marriott, LP, Senior Notes                              7.13      11/01/2013             521

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $   500   Host Marriott, LP, Senior Unsecured Notes, Series I          9.50%      1/15/2007        $    519
      500   Thornburg Mortgage, Inc., Senior Notes                       8.00       5/15/2013             498
                                                                                                     --------
                                                                                                        2,535
                                                                                                     --------
            REINSURANCE (0.5%)
    2,000   PXRE Capital Trust I, Pass-Through Certificates              8.85       2/01/2027           1,980
                                                                                                     --------
            RESTAURANTS (1.1%)
    1,250   Friendly Ice Cream Corp., Senior Notes                       8.38       6/15/2012           1,147
    1,000   Landry's Restaurants, Inc., Senior Notes                     7.50      12/15/2014             957
    2,250   Sbarro, Inc., Senior Notes                                  11.00       9/15/2009           2,284
                                                                                                     --------
                                                                                                        4,388
                                                                                                     --------
            SPECIALTY CHEMICALS (1.2%)
      500   ISP Chemco, Inc., Senior Subordinated Notes, Series B       10.25       7/01/2011             537
    1,000   Nalco Co., Senior Subordinated Notes                         8.88      11/15/2013           1,055
      500   Pliant Corp., Senior Secured Notes                          11.13       9/01/2009             437
    1,500   PQ Corp., Senior Subordinated Notes(a)                       7.50       2/15/2013           1,414
    1,000   Rockwood Specialties Group, Inc., Senior
               Subordinated Notes                                        7.50      11/15/2014           1,000
      365   Rockwood Specialties Group, Inc., Senior
               Subordinated Notes                                       10.63       5/15/2011             401
                                                                                                     --------
                                                                                                        4,844
                                                                                                     --------
            SPECIALTY STORES (0.7%)
      500   General Nutrition Center, Inc., Senior
               Subordinated Notes                                        8.50      12/01/2010             456
    2,250   Petro Stopping Centers, LP, Senior Notes                     9.00       2/15/2012           2,267
                                                                                                     --------
                                                                                                        2,723
                                                                                                     --------
            STEEL (0.6%)
    2,000   AK Steel Holding Corp., Senior Notes                         7.75       6/15/2012           1,945
      325   U.S. Steel, LLC, Senior Notes                               10.75       8/01/2008             364
                                                                                                     --------
                                                                                                        2,309
                                                                                                     --------
            TIRES & RUBBER (0.8%)
    2,925   Goodyear Tire & Rubber Co., Senior
               Secured Notes                                            11.25       3/01/2011           3,276
                                                                                                     --------
            TOBACCO (0.5%)
    2,000   Universal Corp., MTN, Series C                               5.20      10/15/2013           1,863
                                                                                                     --------

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (2.9%)
  $ 1,250   Airgate PCS, Inc., Senior Secured Notes                      8.35%(n)  10/15/2011        $  1,297
    1,000   American Tower Corp., Senior Notes                           7.50       5/01/2012           1,052
    1,000   Intelsat, Ltd., Senior Notes                                 5.25      11/01/2008             926
    2,000   IPCS, Inc., Senior Notes                                    11.50       5/01/2012           2,315
      250   Nextel Partners, Inc., Senior Notes                          8.13       7/01/2011             269
    1,150   Panamsat Corp., Senior Notes                                 9.00       8/15/2014           1,219
    2,000   Panamsat Holding Corp., Senior Discount
               Notes, 10.38%, 11/01/2009                                 8.74(e)   11/01/2014           1,420
    2,000   Rural Cellular Corp., Senior Subordinated Notes              9.75       1/15/2010           2,045
      325   SBA Communications Corp., Senior Notes                       8.50      12/01/2012             361
      681   SBA Telecom, Inc., Senior Discount
               Notes, 9.75%, 12/15/2007                                  9.75(e)   12/15/2011             644
                                                                                                     --------
                                                                                                       11,548
                                                                                                     --------
            Total corporate obligations (cost: $270,591)                                              273,690
                                                                                                     --------
            EURODOLLAR AND YANKEE OBLIGATIONS (13.7%)(f)

            ALUMINUM (0.2%)
    1,000   Novelis, Inc., Senior Notes (Canada)(a)                      7.25       2/15/2015             950
                                                                                                     --------
            BROADCASTING & CABLE TV (1.4%)
      500   C&M Finance Ltd., Senior Notes (Korea)(a,c)                  8.10       2/01/2016             508
    1,145   CanWest Media, Inc., Senior Subordinated
               Notes, Series B (Canada)                                  8.00       9/15/2012           1,168
      500   NTL Cable plc, Senior Notes (United Kingdom)                 8.75       4/15/2014             515
      500   NTL Cable plc, Senior Notes (United Kingdom)                 9.75       4/15/2014             925
    2,000   UPC Holding B.V., Senior Notes (Netherlands)(a)              7.75       1/15/2014           2,273
                                                                                                     --------
                                                                                                        5,389
                                                                                                     --------
            COMMODITY CHEMICALS (0.2%)
      650   BCP Crystal US Holdings Corp., Senior
               Subordinated Notes (Germany)                              9.63       6/15/2014             726
                                                                                                     --------
            COMMUNICATIONS EQUIPMENT (0.3%)
    1,000   Cablemas S.A. de C.V., Senior Guaranteed
               Notes (Mexico)(a)                                         9.38      11/15/2015           1,032
                                                                                                     --------
            DIVERSIFIED BANKS (0.5%)
    2,000   UFJ Finance Aruba AEC, Notes (Japan)                         8.75      11/13/2049           2,174
                                                                                                     --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            DIVERSIFIED CHEMICALS (0.5%)
  $ 2,000   INEOS Group Holdings, plc, Notes
               (United Kingdom)(a,c)                                     8.50%      2/15/2016        $  2,000
                                                                                                     --------
            DIVERSIFIED METALS & MINING (0.2%)
    1,000   Glencore Funding, LLC, Notes (Switzerland)(a)                6.00       4/15/2014             950
                                                                                                     --------
            DRUG RETAIL (0.8%)
    3,100   Jean Coutu Group PJC, Inc., Senior
               Subordinated Notes (Canada)                               8.50       8/01/2014           2,968
                                                                                                     --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
      850   Fimep S.A., Senior Notes (France)                           10.50       2/15/2013             979
                                                                                                     --------
            FOOD RETAIL (1.2%)
    4,479   Ahold Lease USA, Inc., Pass-Through
               Certificates, Series 2001, Class A-1
               (Netherlands)(d)                                          7.82       1/02/2020           4,826
                                                                                                     --------
            FOREST PRODUCTS (0.2%)
    1,000   Ainsworth Lumber Co. Ltd., Senior Notes
               (Canada)                                                  8.28(n)   10/01/2010             985
                                                                                                     --------
            HOTELS, RESORTS, & CRUISE LINES (0.2%)
      750   Intrawest Corp., Senior Notes (Canada)                       7.50      10/15/2013             773
                                                                                                     --------

            MARINE (0.4%)
    1,000   Stena AB, Senior Notes (Sweden)                              7.00      12/01/2016             944
      500   Stena AB, Senior Notes (Sweden)                              9.63      12/01/2012             550
                                                                                                     --------
                                                                                                        1,494
                                                                                                     --------
            OIL & GAS DRILLING (0.2%)
      937   Delek & Avner-Yam Tethys Ltd., Secured
               Notes (Israel)(a)                                         5.33       8/01/2013             915
                                                                                                     --------
            OIL & GAS EQUIPMENT & SERVICES (0.3%)
    1,000   Compagnie Generale de Geophysique,
               Senior Notes (France)                                     7.50       5/15/2015           1,042
                                                                                                     --------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    1,000   Compton Petroleum Finance Corp., Senior
               Notes (Canada)(a)                                         7.63      12/01/2013           1,015
                                                                                                     --------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            PAPER PACKAGING (1.0%)
  $ 2,000   JSG Funding plc, Senior Subordinated
               Notes (Ireland)                                           7.75%      4/01/2015        $  1,790
    2,000   JSG Funding plc, Senior Notes (Ireland)                      9.63      10/01/2012           2,065
                                                                                                     --------
                                                                                                        3,855
                                                                                                     --------
            PAPER PRODUCTS (1.2%)
    2,000   Abitibi-Consolidated, Inc., Senior Notes (Canada)            8.38       4/01/2015           1,890
    2,098   Cascades, Inc., Senior Notes (Canada)                        7.25       2/15/2013           1,878
    1,000   Fraser Papers, Inc., Senior Notes (Canada)                   8.75       3/15/2015             850
                                                                                                     --------
                                                                                                        4,618
                                                                                                     --------
            RAILROADS (1.7%)
    6,250   Kansas City Southern de Mexico,
               S.A. de C.V., Senior Notes (Mexico)(d)                    9.38       5/01/2012           6,891
                                                                                                     --------
            REAL ESTATE INVESTMENT TRUSTS (0.2%)
    1,000   Westfield Capital Corp., Senior Notes
               (Australia)(a)                                            5.13      11/15/2014             981
                                                                                                     --------
            REINSURANCE (1.3%)
    3,000   Montpelier Re Holdings Ltd., Senior
               Notes (Bermuda)                                           6.13       8/15/2013           2,915
    2,000   Platinum Underwriters Finance, Inc.,
               Guaranteed Notes, Series B (Bermuda)                      7.50       6/01/2017           2,045
                                                                                                     --------
                                                                                                        4,960
                                                                                                     --------
            SEMICONDUCTORS (0.4%)
    1,750   New Asat Finance Ltd., Senior Notes
               (Hong Kong)                                               9.25       2/01/2011           1,420
                                                                                                     --------
            SPECIALTY CHEMICALS (0.8%)
    3,000   Nell AF SARL, Senior Notes (Luxembourg)(a)                   8.38       8/15/2015           3,049
                                                                                                     --------
            Total Eurodollar and Yankee obligations
               (cost: $53,837)                                                                         53,992
                                                                                                     --------
            ASSET-BACKED SECURITIES (5.6%)

            AIRLINES (4.9%)
            America West Airlines, Inc., Pass-Through
               Certificates,
    1,530      Series 1998-1, Class A, EETC                              6.87       1/02/2017           1,531
      810      Series 1998-1, Class B(d)                                 7.12       1/02/2017             733

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $ 5,000   American Airlines, Inc., Pass-Through
               Certificates, Series 2001-1, Class A-2, EETC              6.82%      5/23/2011        $  4,824
            Continental Airlines, Inc., Pass-Through
               Certificates,
    1,021      Series 2001-1, Class C                                    7.03       6/15/2011             944
    1,564      Series 2000-2, Class A-1                                  7.71       4/02/2021           1,611
      695      Series 2000-1, Class C-1                                  8.50       5/01/2011             658
            United Airlines, Pass-Through Certificates,
    5,078      Series 2000-1, Class A-1                                  7.78       1/01/2014           5,097
    4,215      Series 2000-1                                             8.03       7/01/2011           3,767
                                                                                                     --------
                                                                                                       19,165
                                                                                                     --------
            ASSET-BACKED FINANCING (0.7%)
      743   Airport Airplanes, Pass-Through Certificates,
               Series 1R, Class A8                                       4.85(n)    3/15/2019             688
    2,000   ARG Funding Corp., Subordinated Bonds,
               Series 2003-1A, Class C2(d)                               6.64       3/20/2007           1,999
                                                                                                     --------
                                                                                                        2,687
                                                                                                     --------
            Total asset-backed securities (cost: $20,314)                                              21,852
                                                                                                     --------
            MUNICIPAL OBLIGATIONS (0.3%)

            SPECIAL ASSESSMENT/TAX/FEE
    1,000   Short Pump Town Center Community
               Development Auth., VA, RB(a) (cost: $1,000)               6.26       2/01/2009           1,012
                                                                                                     --------
            MORTGAGE-BACKED SECURITIES (0.1%)

            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES(g)
    8,637   CS First Boston Corp., Series 1998-C1, Class AX
               (acquired 6/13/2003; cost: $420)(h) (cost: $266)          0.97       5/17/2040             289
                                                                                                     --------

   NUMBER
OF SHARES
---------
            EQUITY SECURITIES (5.8%)

            COMMON STOCKS (2.2%)
            --------------------
            BROADCASTING & CABLE TV (0.2%)
   32,516   RCN Corp.*                                                                                    797
                                                                                                     --------
            CASINOS & GAMING (0.1%)
    5,000   Harrah's Entertainment, Inc.                                                                  368
                                                                                                     --------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                       MARKET
   NUMBER                                                                                               VALUE
OF SHARES   SECURITY                                                                                    (000)
-------------------------------------------------------------------------------------------------------------
            COMMODITY CHEMICALS (0.1%)
   10,000   Lyondell Chemical Co.                                                                    $    240
                                                                                                     --------
            DIVERSIFIED BANKS (0.2%)
   15,000   Bank of America Corp.                                                                         664
                                                                                                     --------
            DIVERSIFIED METALS & MINING (0.1%)
   10,000   Compass Minerals International, Inc.                                                          246
                                                                                                     --------
            ELECTRIC UTILITIES (0.1%)
   15,000   American Electric Power Co., Inc.                                                             560
                                                                                                     --------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   70,000   Citizens Communications Co.                                                                   859
   30,000   Iowa Telecommunication Services, Inc.                                                         506
                                                                                                     --------
                                                                                                        1,365
                                                                                                     --------
            MULTI-LINE INSURANCE (0.1%)
    5,000   American International Group, Inc.                                                            327
                                                                                                     --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
   10,000   Citigroup, Inc.                                                                               466
                                                                                                     --------
            PHARMACEUTICALS (0.1%)
   10,000   Merck & Co., Inc.                                                                             345
   10,000   Pfizer, Inc.                                                                                  257
                                                                                                     --------
                                                                                                          602
                                                                                                     --------
            REAL ESTATE INVESTMENT TRUSTS (0.5%)
   25,000   Maguire Properties, Inc.                                                                      845
    5,000   Strategic Hotel Capital, Inc.                                                                 107
   30,000   Sunstone Hotel Investors, Inc.                                                                885
                                                                                                     --------
                                                                                                        1,837
                                                                                                     --------
            THRIFTS & MORTGAGE FINANCE (0.2%)
   20,000   Washington Mutual, Inc.                                                                       846
                                                                                                     --------
            TOBACCO (0.1%)
   10,000   UST, Inc.                                                                                     389
                                                                                                     --------
            Total common stocks (cost: $7,690)                                                          8,707
                                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                       MARKET
   NUMBER                                                                                               VALUE
OF SHARES   SECURITY                                                                                    (000)
-------------------------------------------------------------------------------------------------------------
            PREFERRED SECURITIES (3.6%)
            ---------------------------
            AGRICULTURAL PRODUCTS (0.1%)
    5,000   Dairy Farmers of America, Inc., 7.875%, cumulative redeemable(a)                         $    491
                                                                                                     --------
            REAL ESTATE INVESTMENT TRUSTS (2.1%)
   30,000   AMB Property Corp., 7.00%, cumulative redeemable                                              757
   40,000   Duke Realty Corp., 6.95%, cumulative redeemable                                               992
   70,000   Felcor Lodging Trust, Inc., 8.00%, Series C, perpetual                                      1,736
   20,000   Maguire Properties, Inc., Series A, 7.625%, cumulative redeemable                             503
   20,000   New Plan Excel Realty Trust, Inc., depositary shares "E", 7.625%,
               cumulative redeemable                                                                      510
   20,000   Parkway Properties, Inc., Series D, 8.00%, cumulative redeemable                              525
   20,000   Public Storage, Inc., Series C, 6.60%, perpetual                                              493
   20,000   Public Storage, Inc., Series G, 7.00%, perpetual                                              510
   20,000   Regency Centers Corp., 7.25%, perpetual                                                       514
   20,000   SL Green Realty Corp., Series C, 7.625%, perpetual                                            513
   20,000   Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                                    510
   20,000   Tanger Factory Outlet Centers, Inc., Class C, 7.50%, perpetual                                502
                                                                                                     --------
                                                                                                        8,065
                                                                                                     --------

PRINCIPAL
   AMOUNT
    (000)
---------
            REGIONAL BANKS (0.6%)
  $ 2,000   Farm Credit Bank of Texas, Series 1, 7.56%, cumulative perpetual(j)                         2,158
                                                                                                     --------
   NUMBER
OF SHARES
---------
            REINSURANCE (0.4%)
   40,000   Arch Capital Group Ltd., 8.00%, perpetual(c)                                                1,035
   20,000   Endurance Specialty Holdings Ltd., Series A, 7.75%, non-cumulative                            494
                                                                                                     --------
                                                                                                        1,529
                                                                                                     --------
            WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   30,000   Crown Castle International Corp., 6.25%, cumulative redeemable(m)                           1,680
                                                                                                     --------
            Total preferred securities (cost: $13,338)                                                 13,923
                                                                                                     --------
            WARRANTS (0.0%)(b,p)
            --------------------
            BROADCASTING & CABLE TV (0.0%)(p)

      250   Ono Finance plc, Equity Value Certificates (United Kingdom)
               (acquired 7/16/2001; cost: $0)(a,h,j)*                                                       -
                                                                                                     --------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                       MARKET
   NUMBER                                                                                               VALUE
OF SHARES   SECURITY                                                                                    (000)
-------------------------------------------------------------------------------------------------------------
            SEMICONDUCTORS (0.0%)(p)
      500   Asat Finance, LLC, (acquired 10/20/1999; cost: $0)(a,h,j)*                               $      -
                                                                                                     --------
                 Total warrants (cost: $0)                                                                  -
                                                                                                     --------
                 Total equity securities (cost: $21,028)                                               22,630
                                                                                                     --------

PRINCIPAL
   AMOUNT                                                              COUPON
    (000)                                                                RATE        MATURITY
---------                                                              ------        --------
            MONEY MARKET INSTRUMENTS (4.1%)

            VARIABLE-RATE DEMAND NOTES (4.0%)(o)
            ------------------------------------
            ELECTRIC UTILITIES (1.1%)
  $ 4,480   Sempra Energy ESOP, Series 1999A (NBGA)(a)                   4.85%(n)  11/01/2014           4,480
                                                                                                     --------

            HEALTH CARE FACILITIES (0.5%)
    2,000   Louisiana Public Facilities Auth., RB,
             Series 2002D (LOC - Hibernia National Bank)                 5.22(n)    7/01/2028           2,000
                                                                                                     --------
            HOME FURNISHINGS (0.5%)
    2,000   Caddo Parrish, LA, IDB, IDRB, Series 2004
               (LOC - Hibernia National Bank)                            5.24(n)    7/01/2024           2,000
                                                                                                     --------
            PACKAGED FOODS & MEAT (1.9%)
    7,400   Mississippi Business Finance Corp., RB,
               Series 1994                                               4.85(n)    2/01/2019           7,400
                                                                                                     --------
                                                                                                       15,880
                                                                                                     --------

   NUMBER
OF SHARES
---------
            MONEY MARKET FUNDS (0.1%)
            -------------------------
  459,528   SSgA Prime Money Market Fund, 4.30%(i)                                                        460
                                                                                                     --------
            Total money market instruments (cost: $16,340)                                             16,340
                                                                                                     --------
            TOTAL INVESTMENTS (COST: $383,376)                                                       $389,805
                                                                                                     ========

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (b) Warrants entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

         (c) At January 31, 2006, the aggregate market value of securities purchased on a when-issued basis was $4,567,000.

         (d) At January 31, 2006, portions of these securities were segregated to cover when-issued purchases.

         (e) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (f) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by

30

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

             foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (g) Interest-only commercial mortgage-backed securities (IO CMBS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at January 31, 2006, was $290,000, which represented 0.1% of the Fund's net assets.

         (i) Rate represents the money market fund annualized seven-day yield at January 31, 2006.

         (j) Security was fair valued at January 31, 2006, by the Manager in accordance with valuation procedures approved by the Board of Directors.

         (k) Zero-coupon security. Rate represents the effective yield at date of purchase.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

         (l) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         (m) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

         (n) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2006.

         (o) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (p) Represents less than 0.1% of net assets.

         * Non-income-producing security for the 12 months preceding January 31, 2006.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

             EETC    Enhanced Equipment Trust Certificate
             ESOP    Employee Stock Ownership Plan
             IDB     Industrial Development Board
             IDRB    Industrial Development Revenue Bond
             MTN     Medium-Term Note
             RB      Revenue Bond

32

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

             (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

ASSETS
   Investments in securities, at market value
      (identified cost of $383,376)                                          $389,805
   Cash                                                                           100
   Receivables:
      Capital shares sold                                                         782
      Dividends and interest                                                    7,530
                                                                             --------
         Total assets                                                         398,217
                                                                             --------
LIABILITIES
   Payables:
      Securities purchased (when-issued of $4,500)                              4,600
      Capital shares redeemed                                                     358
   Accrued management fees                                                        163
   Accrued transfer agent's fees                                                   15
   Accounts payable and accrued expenses                                           36
                                                                             --------
         Total liabilities                                                      5,172
                                                                             --------
            Net assets applicable to capital shares outstanding              $393,045
                                                                             ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                           $394,905
   Accumulated undistributed net investment income                                159
   Accumulated net realized loss on investments                                (8,448)
   Net unrealized appreciation of investments                                   6,429
                                                                             --------
            Net assets applicable to capital shares outstanding              $393,045
                                                                             ========
   Capital shares outstanding                                                  45,334
                                                                             ========
   Authorized shares of $.01 par value                                        100,000
                                                                             ========
   Net asset value, redemption price, and offering price per share           $   8.67
                                                                             ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                               $   460
   Interest                                                                 13,509
   Securities lending                                                          145
                                                                           -------
      Total income                                                          14,114
                                                                           -------
EXPENSES
   Management fees                                                             903
   Administration and servicing fees                                           263
   Transfer agent's fees                                                       327
   Custody and accounting fees                                                  57
   Postage                                                                      30
   Shareholder reporting fees                                                   12
   Directors' fees                                                               3
   Registration fees                                                            20
   Professional fees                                                            26
   Other                                                                         4
                                                                           -------
      Total expenses                                                         1,645
   Expenses paid indirectly                                                     (5)
                                                                           -------
      Net expenses                                                           1,640
                                                                           -------
NET INVESTMENT INCOME                                                       12,474
                                                                           -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY
   Net realized loss on investments:
      Unaffiliated transactions                                             (2,280)
      Affiliated transactions (Note 9)                                         (14)
   Net realized loss on foreign currency transactions                          (17)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                           (1,781)
      Foreign currency translations                                             17
                                                                           -------
         Net realized and unrealized loss                                   (4,075)
                                                                           -------
Increase in net assets resulting from operations                           $ 8,399
                                                                           =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED),
AND YEAR ENDED JULY 31, 2005

                                                                        1/31/2006        7/31/2005
                                                                        --------------------------
FROM OPERATIONS
   Net investment income                                                 $ 12,474         $ 17,191
   Net realized gain (loss) on investments                                 (2,294)           3,404
   Net realized gain (loss) on foreign currency transactions                  (17)               3
   Change in net unrealized appreciation/depreciation of:
      Investments                                                          (1,781)           2,010
      Foreign currency translations                                            17              (17)
                                                                         -------------------------
         Increase in net assets resulting from operations                   8,399           22,591
                                                                         -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                  (12,376)         (17,263)
                                                                         -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                              124,456          169,815
   Reinvested dividends                                                    10,377           14,089
   Cost of shares redeemed                                                (44,560)         (66,978)
                                                                         -------------------------
      Increase in net assets from capital share transactions               90,273          116,926
                                                                         -------------------------
Net increase in net assets                                                 86,296          122,254

NET ASSETS
   Beginning of period                                                    306,749          184,495
                                                                         -------------------------
   End of period                                                         $393,045         $306,749
                                                                         =========================
Accumulated undistributed net investment income:
   End of period                                                         $    159         $     61
                                                                         =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                             14,362           19,323
   Shares issued for dividends reinvested                                   1,201            1,610
   Shares redeemed                                                         (5,139)          (7,622)
                                                                         -------------------------
      Increase in shares outstanding                                       10,424           13,311
                                                                         =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

                 are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              3. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

                 differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

              dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of January 31, 2006, the Fund did not invest in any repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

              investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2006, the outstanding when-issued commitments, including interest purchased, for the Fund were $4,500,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

           G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2006, these custodian and other bank credits reduced the Fund's expenses by $5,000.

           H. HIGH-YIELD SECURITIES - Although the Fund has a diversified portfolio, over 78% of its net assets were invested in non-investment-grade (high-yield) securities at January 31, 2006. Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or equivalent quality if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

           I. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

              representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million facility.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

         For the six-month period ended January 31, 2006, the Fund paid CAPCO facility fees of less than $500, which represents 1.0% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2006, in accordance with applicable tax law.

         Distributions of net investment income are paid monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2005, the Fund had capital loss carryovers of $5,956,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2006, were $138,589,000 and $61,989,000, respectively.

         As of January 31, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

         Gross unrealized appreciation and depreciation of investments as of January 31, 2006, were $11,825,000 and $5,396,000, respectively, resulting in net unrealized appreciation of $6,429,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A currency contract is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into forward currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of January 31, 2006, the Fund did not have any open foreign currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

         fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended January 31, 2006, the Fund received securities-lending income of $145,000, which is net of the 20% income retained by MetWest. As of January 31, 2006, the Fund had no securities out on loan.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper High Current Yield Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper High Current Yield Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

              over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper High Current Yield Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended January 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $903,000, which included a performance adjustment of $26,000 that increased the base management fee of 0.50% by 0.01%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

              the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $263,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended January 31, 2006, the Fund reimbursed the Manager $7,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 1.00% of the Fund's average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2006, the Fund did not incur any reimbursable expenses.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $327,000.

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

           E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

          During the six-month period ended January 31, 2006, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                          COST TO           NET REALIZED
     SELLER                       PURCHASER              PURCHASER         LOSS TO SELLER
-----------------------------------------------------------------------------------------
USAA High-Yield                 USAA Short-Term
  Opportunities Fund              Bond Fund             $2,064,000           $(14,000)

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                          SIX-MONTH
                                         PERIOD ENDED
                                          JANUARY 31,                         YEAR ENDED JULY 31,
                                         -----------------------------------------------------------------------------
                                             2006             2005         2004         2003         2002         2001
                                         -----------------------------------------------------------------------------
Net asset value at
   beginning of period                   $   8.79         $   8.54     $   8.18     $   7.23      $  8.95      $  9.78
                                         -----------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                      .30              .61          .64          .69          .83         1.03(a)
   Net realized and
      unrealized gain (loss)                 (.12)             .25          .36          .95        (1.72)        (.80)(a)
                                         -----------------------------------------------------------------------------
Total from investment operations              .18              .86         1.00         1.64         (.89)         .23(a)
                                         -----------------------------------------------------------------------------
Less distributions:
   From net investment income                (.30)            (.61)        (.64)        (.69)        (.83)       (1.06)
                                         -----------------------------------------------------------------------------
Net asset value at end of period         $   8.67         $   8.79     $   8.54     $   8.18      $  7.23      $  8.95
                                         =============================================================================
Total return (%)*                            2.14            10.36        12.44        23.85       (10.70)        2.68
Net assets at end of period (000)        $393,045         $306,749     $184,495     $106,988      $53,745      $53,828
Ratio of expenses to
   average net assets (%)**(b)                .94(a,c)         .95(c)       .99(c)      1.00(c)      1.00(c)       .76(d)
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**(b)                      -                -            -         1.08         1.12         1.02
Ratio of net investment income
   to average net assets (%)**               7.10(a)          7.03         7.51         9.06         9.95        11.17
Portfolio turnover (%)                      18.85            29.52        55.24       105.30        96.63       104.20

  *  Assumes reinvestment of all net investment income distributions during the period.
 **  For the six-month period ended January 31, 2006, average net assets were $348,664,000.
(a)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b)  Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                             (.00%)+          (.00%)+      (.00%)+      (.00%)+      (.00%)+      (.01%)
     +  Represents less than 0.01% of average net assets.
(c)  Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets.
(d)  Effective August 2, 1999, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.75% of the Fund's average net assets.

50

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2005, through January 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2006 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                        EXPENSES PAID
                                                BEGINNING             ENDING            DURING PERIOD*
                                             ACCOUNT VALUE        ACCOUNT VALUE         AUGUST 1, 2005-
                                             AUGUST 1, 2005      JANUARY 31, 2006      JANUARY 31, 2006
                                             ----------------------------------------------------------
         Actual                                 $1,000.00            $1,021.40                $4.75
         Hypothetical
           (5% return before expenses)           1,000.00             1,020.50                 4.75

        *Expenses are equal to the Fund's annualized expense ratio of 0.94%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.14% for the six-month period of August 1, 2005, through January 31, 2006.

52

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40051-0306                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 15, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 17, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    MARCH 17, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.